Offerings - Offering: 1	Aug. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0005 par value
Amount Registered | shares	1,900,000
Proposed Maximum Offering Price per Unit	3.58
Maximum Aggregate Offering Price	$ 6,802,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 939.36
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended (the "Securities Act"), by averaging the high and low sales prices of Fluent, Inc.'s (the "Registrant's") common stock, par value $0.0005 per share ("Common Stock"), as reported on The Nasdaq Capital Market on August 28, 2026, which date is within five business days prior to the filing of this Registration Statement. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover an indeterminate number of additional shares of Common Stock of the Registrant which become issuable under the Registrant's 2022 Omnibus Equity Incentive Plan (as amended, the "2022 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction that increases the number of outstanding shares of Common Stock. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. Represents 1,900,000 additional shares of Common Stock available for issuance under the 2022 Plan. On June 17, 2026, at the Registrant's 2026 annual meeting of stockholders, the stockholders of the Registrant approved an increase in the number of shares reserved under the 2022 Plan by 1,900,000 shares.